Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
	Sep. 30, 2020	Mar. 31, 2020
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 5,195	¥ 5,181
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	4,079	4,233
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,116	¥ 948